[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 23, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Master Investment Trust
         Securities Act of 1933 Registration No. 33-32729
         Investment Company Act of 1940 File No. 811-84
         CIK 0000093755

Ladies and Gentlemen:

On behalf of State Street Research Master Investment Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that a prospectus is in use that is a Spanish translation of the English language State Street Research Investment Trust prospectus filed electronically on May 5, 1998 (EDGAR accession number 0000950146-98-000776).

In addition, supplements to the prospectus, dated January 1, 1999, are in use that are Chinese and Spanish translations, respectively, of the English language supplement, filed electronically on December 31, 1998 (EDGAR accession number 0000950146-98-002181).

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research Investment Trust prospectus (filed electronically on May 5, 1998) as supplemented on January 1, 1999 (filed electronically on December 31, 1998), is a fair and accurate translation of the Chinese and Spanish versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH

MASTER INVESTMENT TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company